COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 15, 2022	Feb. 26, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss contingency damages sought value	$ 1,500,250	$ 3,000,000
Damages awarded value	1,432,000
Loss contingency damages paid value	$ 68,250
Arbitrator [Member]
Damages awarded value			$ 2,000,000	$ 2,000,000.0	$ 1,900,000